Discontinued Operations - Schedule of Discontinued Operations Income Statement (Details) - Concentrix - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 4,719,534	$ 4,707,912	$ 2,463,151
Costs and expenses	(4,410,773)	(4,413,580)	(2,318,390)
Interest expense and finance charges and others, net	(40,866)	(89,916)	(33,853)
Income from discontinued operations before taxes	267,895	204,416	110,908
Provision for income taxes	(73,273)	(65,878)	(55,479)
Income from discontinued operations, net of taxes	$ 194,622	$ 138,538	$ 55,429